Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 TWD ($)	Mar. 31, 2021 TWD ($)	Jun. 30, 2020	Nov. 30, 2019 TWD ($)	Feb. 28, 2019
Disclosure of associates [Line Items]
Investments in associates	$ 7,127,000,000		$ 6,685,000,000
Investment in joint venture	10,000,000		10,000,000
Investments accounted for using equity method	7,137,000,000		6,695,000,000		$ 257
The Company’s share of profits	421,000,000	$ 15	244,000,000	$ 459,000,000
Next Commercial Bank Co., Ltd. (“NCB”) [Member]
Disclosure of associates [Line Items]
Investments in associates	3,592,000,000		3,777,000,000						$ 4,190,000,000
Investments accounted for using equity method	$ 3,592,000,000		$ 3,777,000,000
Percentage of ownership in associates	41.90%		41.90%		41.90%				41.90%	41.90%
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 926,000,000		$ 841,000,000
Percentage of ownership in associates	34.00%		34.00%		34.00%
Fair values based on the closing market prices	$ 1,699,000,000		$ 1,708,000,000
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 518,000,000		$ 488,000,000
Percentage of ownership in associates	38.00%		38.00%		38.00%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	0.00%		0.00%	31.47%	0.00%			31.16%
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 447,000,000		$ 363,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 341,000,000		$ 324,000,000
Percentage of ownership in associates	40.00%		40.00%		40.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 221,000,000		$ 193,000,000
Percentage of ownership in associates	50.00%		50.00%		50.00%
KingwayTek Technology Co., Ltd. ("KWT") - Listed [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 222,000,000		$ 213,000,000
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 217,000,000		$ 225,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 254,000,000		$ 0
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 70,000,000		$ 56,000,000
Percentage of ownership in associates	27.00%		27.00%		27.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 37,000,000		$ 33,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 157,000,000		$ 163,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 3,000,000
Percentage of ownership in associates	0.00%		14.00%		0.00%
CHT Infinity Singapore Pte. Ltd. (“CISG”) [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 55,000,000		$ 0			$ 56,000,000
Percentage of ownership in associates						40.00%
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 7,000,000		$ 6,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	0.00%		0.00%		0.00%
Imedtac Co., Ltd. (“IME”) [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 45,000,000		$ 0
Percentage of ownership in associates	7.00%		0.00%		7.00%
UUPON Inc. ("UUPON") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	0.00%		0.00%		0.00%
AgriTalk Technology Inc. (“ATT”) [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 18,000,000		$ 0
Percentage of ownership in associates	17.00%		0.00%		17.00%
Next Commercial Bank Co., Ltd. (“NCB”) [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	42.00%		42.00%		42.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	23.00%		22.72%		23.00%
Fair values based on the closing market prices	$ 910,000,000		$ 676,000,000
WiAdvance Technology Corporation (“WATC”) [Member]
Disclosure of associates [Line Items]
Investments in associates							$ 274,000,000
Percentage of ownership in associates	20.00%		0.00%		20.00%		20.33%
CHT Infinity Singapore Pte. Ltd. (“CISG”) [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	40.00%		0.00%		40.00%
Associates [member]
Disclosure of associates [Line Items]
The Company’s share of profits	$ 607,000,000		$ 540,000,000	$ 575,000,000
The Company’s share of other comprehensive loss	(6,000,000)		(8,000,000)	(3,000,000)
The Company’s share of total comprehensive income	$ 601,000,000		$ 532,000,000	$ 572,000,000